Net income attributable to Alexandria Real Estate Equities, Inc. (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income attributable to Alexandria Real Estate Equities, Inc.:
Income from continuing operations	$ 136,235	$ 78,474	$ 135,016
Less: net income attributable to noncontrolling interests	3,975	3,729	7,047
Add: gain on sale of land parcel	46	59,442
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.	132,306	134,187	127,969
(Loss) Income from discontinued operations, net	(888)	1,106	6,632
(Loss) income from discontinued operations attributable to Alexandria Real Estate Equities, Inc., net	(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.	$ 131,418	$ 135,293	$ 134,601